PROPERTY MINERAL RIGHTS AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2023
PROPERTY MINERAL RIGHTS AND EQUIPMENT
Property, Plant And Equipment
	Expected Useful Lives (years)	2023	2022

Mineral rights – Eureka	-	$13,729,838	$13,647,838
Mineral rights – Seven Troughs, New York Canyon and other	-	248,227	168,925
ARO Asset	-	125,636	112,615
Total mineral rights		14,103,701	13,929,378

Equipment and vehicles	2-5	53,678	53,678
Office equipment and furniture	3-7	70,150	70,150
Land	-	51,477	51,477
Total property and equipment		175,305	175,305
Less accumulated depreciation		(123,828)	(123,828)
Property, mineral rights, and equipment, net		$14,155,178	$13,980,855